Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 20, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2017
Prospectus Date	rr_ProspectusDate	Jul. 30, 2017
TOUCHSTONE STRATEGIC TRUST | Touchstone Sustainability and Impact Equity Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Sustainability and Impact Equity Fund
Supplement [Text Block]	tst_SupplementTextBlock
November 20, 2017

TOUCHSTONE STRATEGIC TRUST

Touchstone Flexible Income Fund
Touchstone Sustainability and Impact Equity Fund

Supplement to the Prospectus, Summary Prospectus and
Statement of Additional Information dated July 30, 2017

Notice of Reduction in Advisory Fees and Expense Limitations

The Board of Trustees of Touchstone Strategic Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the advisory fee and expense limitation of the Touchstone Flexible Income Fund (the “ Flexible Income Fund”) and the Touchstone Sustainability and Impact Equity Fund (the "Sustainability and Impact Equity Fund").

Accordingly, effective October 28, 2017:

•
The Flexible Income Fund will pay its investment advisor, Touchstone Advisors, Inc. (the "Advisor"), an advisory fee at an annualized rate of 0.60% of average daily net assets of the Flexible Income Fund up to $500 million, and 0.50% of average daily net assets of the Flexible Income Fund over $500 million. The Flexible Income Fund’s advisory fee is accrued daily and paid monthly, based on the Flexible Income Fund’s average net assets during the current month. Additionally, effective October 28, 2017, the Advisor has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding expenses as discussed in the Flexible Income Fund's Prospectus) in order to limit annual Fund operating expenses to 1.04%, 1.79%, 0.79%, and 0.69% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through October 26, 2019.

•
The Sustainability and Impact Equity Fund will pay its Advisor an advisory fee at an annualized rate of 0.65% of average daily net assets of the Sustainability and Impact Equity Fund up to $1 billion, and 0.60% of average daily net assets of the Sustainability and Impact Equity Fund over $1 billion. The Sustainability and Impact Equity Fund’s advisory fee is accrued daily and paid monthly, based on the Sustainability and Impact Equity Fund’s average net assets during the current month. Additionally, effective October 28, 2017, the Advisor has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding expenses as discussed in the Sustainability and Impact Equity Fund's Prospectus) in order to limit annual Fund operating expenses to 1.17%, 1.99%, 0.90%, and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through October 26, 2019.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Supplement Closing [Text Block]	tst_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
TOUCHSTONE STRATEGIC TRUST | Touchstone Sustainability and Impact Equity Fund | Touchstone Sustainability and Impact Equity Fund, Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TEQAX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%
TOUCHSTONE STRATEGIC TRUST | Touchstone Sustainability and Impact Equity Fund | Touchstone Sustainability and Impact Equity Fund, Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TEQBX
TOUCHSTONE STRATEGIC TRUST | Touchstone Sustainability and Impact Equity Fund | Touchstone Sustainability and Impact Equity Fund, Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TEQCX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%
TOUCHSTONE STRATEGIC TRUST | Touchstone Sustainability and Impact Equity Fund | Touchstone Sustainability and Impact Equity Fund, Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TIQIX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
TOUCHSTONE STRATEGIC TRUST | Touchstone Sustainability and Impact Equity Fund | Touchstone Sustainability and Impact Equity Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TROCX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
TOUCHSTONE STRATEGIC TRUST | Touchstone Flexible Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Flexible Income Fund
Supplement [Text Block]	tst_SupplementTextBlock
November 20, 2017

TOUCHSTONE STRATEGIC TRUST

Touchstone Flexible Income Fund
Touchstone Sustainability and Impact Equity Fund

Supplement to the Prospectus, Summary Prospectus and
Statement of Additional Information dated July 30, 2017

Notice of Reduction in Advisory Fees and Expense Limitations

The Board of Trustees of Touchstone Strategic Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the advisory fee and expense limitation of the Touchstone Flexible Income Fund (the “ Flexible Income Fund”) and the Touchstone Sustainability and Impact Equity Fund (the "Sustainability and Impact Equity Fund").

Accordingly, effective October 28, 2017:

•
The Flexible Income Fund will pay its investment advisor, Touchstone Advisors, Inc. (the "Advisor"), an advisory fee at an annualized rate of 0.60% of average daily net assets of the Flexible Income Fund up to $500 million, and 0.50% of average daily net assets of the Flexible Income Fund over $500 million. The Flexible Income Fund’s advisory fee is accrued daily and paid monthly, based on the Flexible Income Fund’s average net assets during the current month. Additionally, effective October 28, 2017, the Advisor has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding expenses as discussed in the Flexible Income Fund's Prospectus) in order to limit annual Fund operating expenses to 1.04%, 1.79%, 0.79%, and 0.69% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through October 26, 2019.

•
The Sustainability and Impact Equity Fund will pay its Advisor an advisory fee at an annualized rate of 0.65% of average daily net assets of the Sustainability and Impact Equity Fund up to $1 billion, and 0.60% of average daily net assets of the Sustainability and Impact Equity Fund over $1 billion. The Sustainability and Impact Equity Fund’s advisory fee is accrued daily and paid monthly, based on the Sustainability and Impact Equity Fund’s average net assets during the current month. Additionally, effective October 28, 2017, the Advisor has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding expenses as discussed in the Sustainability and Impact Equity Fund's Prospectus) in order to limit annual Fund operating expenses to 1.17%, 1.99%, 0.90%, and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through October 26, 2019.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Supplement Closing [Text Block]	tst_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
TOUCHSTONE STRATEGIC TRUST | Touchstone Flexible Income Fund | Touchstone Flexible Income Fund, Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	FFSAX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
TOUCHSTONE STRATEGIC TRUST | Touchstone Flexible Income Fund | Touchstone Flexible Income Fund, Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	FRACX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.79%
TOUCHSTONE STRATEGIC TRUST | Touchstone Flexible Income Fund | Touchstone Flexible Income Fund, Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MXIIX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
TOUCHSTONE STRATEGIC TRUST | Touchstone Flexible Income Fund | Touchstone Flexible Income Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TFSLX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.69%